[logo] PIONEER Investments(R)




							April 5, 2016


VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Series Trust VIII (the "Trust")
     (File Nos. 33-53746 and 811-07318)
     CIK No. 0000893660

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional information for Pioneer International Equity Fund (the "Fund"), a series of the Trust, that would have been filed under paragraph (c) of Rule 497 do not differ from that contained in Post-Effective Amendment No. 37 to the Trust's registration statement on Form N-1A filed electronically (Accession
No. 0000893660-16-000014) on March 24, 2016.


     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.


						  Very truly yours,


                                              /s/ Daniel J. Hynes
                                                  Daniel J. Hynes
                                                  Senior Legal Product Manager



cc:  Jeremy B Kantrowitz, Esq.
     Toby R. Serkin, Esq.





Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredit Banking Group, Register of Banking Groups."